Closure and Rehabilitation Provisions - Summary of Detailed Information About Profile of Closure and Rehabilitation Cash Flows (Detail)	Jun. 30, 2024	Jun. 30, 2023
Disclosure of Detailed Information About Profile of Closure and Rehabilitation Cash Flows [Line Items]
Proportion of the entity undiscounted forecast cashflows	100.00%	100.00%
In one year or less [member]
Disclosure of Detailed Information About Profile of Closure and Rehabilitation Cash Flows [Line Items]
Proportion of the entity undiscounted forecast cashflows	3.00%	3.00%
In more than one year but not more than two years [member]
Disclosure of Detailed Information About Profile of Closure and Rehabilitation Cash Flows [Line Items]
Proportion of the entity undiscounted forecast cashflows	3.00%	4.00%
In more than two years but not more than five years [member]
Disclosure of Detailed Information About Profile of Closure and Rehabilitation Cash Flows [Line Items]
Proportion of the entity undiscounted forecast cashflows	8.00%	8.00%
In more than five years but not more than ten years [member]
Disclosure of Detailed Information About Profile of Closure and Rehabilitation Cash Flows [Line Items]
Proportion of the entity undiscounted forecast cashflows	15.00%	14.00%
In more than ten years [member]
Disclosure of Detailed Information About Profile of Closure and Rehabilitation Cash Flows [Line Items]
Proportion of the entity undiscounted forecast cashflows	71.00%	71.00%